Intangible assets and goodwill (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill	$ 34,718	$ 37,972	$ 37,972	$ 37,972
Additional recognition	0
Impairment losses	(3,254)
Transferred to available for sale	0
SQM Industrial S.A. [Member]
Goodwill	0	3,214
Additional recognition	0
Impairment losses	(3,214)
Transferred to available for sale	0
SQM S.A [Member]
Goodwill	22,255	22,255
Additional recognition	0
Impairment losses	0
Transferred to available for sale	0
SQM Investment Corporation N.V. [Member]
Goodwill	86	86
Additional recognition	0
Impairment losses	0
Transferred to available for sale	0
Soquimich Comercial S.A. [Member]
Goodwill	280	320
Additional recognition	0
Impairment losses	(40)
Transferred to available for sale	0
Soquimich European Holding B.V. [Member]
Goodwill	11,373	11,373
Additional recognition	0
Impairment losses	0
Transferred to available for sale	0
SQM Potasio S.A. [Member]
Goodwill	724	$ 724
Additional recognition	0
Impairment losses	0
Transferred to available for sale	$ 0